INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2022	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license													$ 1,425,000	$ 106,000
Common stock issued for services, value							$ 21,960		$ 23,300	$ 15,000	$ 51,750	$ 430,427	540,136	36,800
Common stock issued for services, shares							200,000	6,500,000	1,250,000	1,500,000
Payment for royalty free perpetual license											40,632	$ 8,500	14,500	$ 34,300
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued for services, value				$ 22,500		$ 15,000
Finite-Lived Intangible Assets, Remaining Amortization Period				3 years
Amortization of Intangible Assets											$ 3,750		$ 6,250
Common stock issued for services, shares						1,500,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
License transaction description					The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - 1- 7 million shares upon execution of the license (which have been issued, valued at $91,000), 2- 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and 3- 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504.
Patents [Member] | Investigational New Drug [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					20,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					7,000,000
Common stock issued to acquire license					$ 91,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					1,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					7,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					6,500,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					2,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					6,500,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					6,500,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					3,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares					6,500,000
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Payment of non-refundable license issue royalty					$ 10,000
National Institute of Health Patent License Two [Member] | Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable			$ 8,500
National Institute of Health Patent License Two [Member] | Royalty One [Member]
Finite-Lived Intangible Assets [Line Items]
Option extension description			The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty.								The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty.
Payment of non-refundable license issue royalty			$ 45,000
Patent expense initial amount payable			$ 5,000
Mid-Atlantic BioTheraputics, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, shares							12,500,000
Common stock issued to acquire license							$ 1,425,000
Mid-Atlantic BioTheraputics, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds for patent license development					6,500,000
IEM, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of option					$ 1,800
Option extension description		The Company had until September 30, 2021, to advise IEM in writing that it wishes to exercise this Option Right and pay IEM $50,000 in exchange for an exclusive world-wide, royalty free perpetual license. In September 2021, the Company exercised the option to extend the deadline for notification in the contract with IEM, from September 30, 2020 to March 31, 2022, in exchange for the payment of $1,000
Payment for royalty free perpetual license		$ 50,000
Payment for extension	$ 1,000	$ 1,000